ACCOUNTS RECEIVABLE, NET (Tables)	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	September 30,	December 31,
	2021	2020
Hotel	$28	$106
Other	998	1,027

Sub-total	1,026	1,133
Less: allowances for credit losses	(972)	(976)

	$54	$157

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Nine Months Ended
	September 30,
	2021	2020
Balance at beginning of year	$976	$965
Provision for credit losses	—	6
Effect of exchange rate	(4)	5

Balance at end of period	$972	$976